CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment
Beginning balance (in shares) at Dec. 31, 2020			31,432,476
Beginning balance at Dec. 31, 2020	$ (949)		$ 3	$ 57,097	$ (58,049)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
PIPE proceeds (in shares)			15,000,000
PIPE proceeds	150,000		$ 2	149,998
Merger financing (in shares)			39,408,662
Merger financing	251,109		$ 4	251,105
Consideration paid to selling stockholders	(329,560)			(329,560)
Transaction costs	(33,534)			(33,534)
Merger warrants liability	(44,272)			(44,272)
Stock options exercised (in shares)			2,174,963
Stock options exercised	677			677
Stock-based compensation expense (in shares)			2,850,000
Stock-based compensation expense	13,020			13,020
Stock warrant exercise (in shares)			6,708,070
Stock warrant exercise	13,102		$ 1	13,101
Net (loss) income	$ 21,206				21,206
Ending balance (in shares) at Dec. 31, 2021	97,574,171		97,574,171
Ending balance at Dec. 31, 2021	$ 40,799	$ (1,962)	$ 10	77,632	(36,843)	$ (1,962)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-02 [Member]
Merger financing	$ 0
Stock options exercised (in shares)			295,203
Stock options exercised	67			67
Vesting of restricted stock units (in shares)			946,091
Repurchase of restricted stock for payroll tax withholding (in shares)			(229,902)
Repurchase of restricted stock for payroll tax withholding	(344)			(344)
Stock-based compensation expense	6,439			6,439
Net (loss) income	$ (37,871)				(37,871)
Ending balance (in shares) at Dec. 31, 2022	98,585,563		98,585,563
Ending balance at Dec. 31, 2022	$ 7,128		$ 10	$ 83,794	$ (76,676)